CRABBE HUSON REAL ESTATE INVESTMENT FUND

                           Supplement to Prospectuses



John Maack is no longer a co-manager of the Fund.




CR-36/521H-0799                        August 6, 1999

                          CRABBE HUSON CONTRARIAN FUND

                            Supplement to Prospectus
                    (Replacing Supplement dated May 20, 1999)



John Maack and Peter P. Belton are no longer co-managers of the Fund.




CH-36/520H-0799                       August 6, 1999

                           CRABBE HUSON SMALL CAP FUND
                           CRABBE HUSON MANAGED INCOME
                                 AND EQUITY FUND
                          THE CRABBE HUSON SPECIAL FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            CRABBE HUSON EQUITY FUND

                           Supplement to Prospectuses
                   (Replacing Supplement dated April 16, 1999)


Until further notice, Class B and Class C shares of Crabbe Huson Small Cap Fund and The Crabbe Huson Special Fund are not available for purchases or exchanges.

Until further notice, Class C shares of Crabbe Huson Oregon Tax-Free Fund are not available for purchases or exchanges.

Until further notice, Crabbe Huson Contrarian Income Fund's Class A shares are available only for additional purchases by existing shareholders.

Peter P. Belton is no longer a co-manager of The Crabbe Huson Special Fund and the Crabbe Huson Small Cap Fund.

John Maack is no longer a co-manager of the Crabbe Huson Equity Fund and the Crabbe Huson Managed Income and Equity Fund.


CH-36/523H-0799                          August 6, 1999